Related Party Transactions (Details) - USD ($)							12 Months Ended
	Oct. 17, 2017	Oct. 05, 2017	Oct. 31, 2016	Sep. 12, 2016	Aug. 22, 2016	Jan. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 23, 2017
Related Party Transactions (Textual)
Fair value of shares issued for services	$ 5,455	$ 27,272			$ 1,620,000	$ 550	$ 32,727	$ 1,620,550
Issuance of stock for services, shares		25,000			3,000,000	550,000
Loans received from stockholder								$ (1,659)
Shares price							$ 1.00			$ 1.00
Common stock issue to a related party note holder							50,000
Number of board of directors		2
Convertible Promissory Note [Member]
Related Party Transactions (Textual)
Shares price							$ 1.00
Common stock issue to a related party note holder			200,000				25,000
Chief Financial Officer [Member]
Related Party Transactions (Textual)
Bonus paid				$ 200,000
Stockholder [Member]
Related Party Transactions (Textual)
Loans received from stockholder									$ 1,659
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Bonus paid				$ 200,000